Loans and Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of balance of the allowance for loan losses and the recorded investment in loans
Beginning balance	$ 6,529	$ 6,715
Charge Offs	(1,328)	(3,407)
Recoveries	260	1,227
Provision	1,350	1,994
Ending Balance	6,811	6,529
Ending balance individually evaluated for impairment	1,121	1,533
Ending balance collectively evaluated for impairment	5,690	4,996
Loans, Ending balance individually evaluated for impairment	5,322	8,378
Loans, Ending balance collectively evaluated for impairment	458,343	434,477
Commercial Industrial [Member]
Summary of balance of the allowance for loan losses and the recorded investment in loans
Beginning balance	1,914	1,723
Charge Offs	(390)	(642)
Recoveries	41	465
Provision	(4)	368
Ending Balance	1,561	1,914
Ending balance individually evaluated for impairment	485	1,017
Ending balance collectively evaluated for impairment	1,076	897
Loans, Ending balance individually evaluated for impairment	1,232	3,283
Loans, Ending balance collectively evaluated for impairment	80,535	74,829
Commercial RE & Construction [Member]
Summary of balance of the allowance for loan losses and the recorded investment in loans
Beginning balance	2,880	3,774
Charge Offs	(287)	(2,057)
Recoveries	50	32
Provision	391	1,131
Ending Balance	3,034	2,880
Ending balance individually evaluated for impairment	55	19
Ending balance collectively evaluated for impairment	2,979	2,861
Loans, Ending balance individually evaluated for impairment	725	2,473
Loans, Ending balance collectively evaluated for impairment	200,667	185,356
Agricultural & Farmland [Member]
Summary of balance of the allowance for loan losses and the recorded investment in loans
Beginning balance	51	16
Charge Offs	(10)
Recoveries	7	3
Provision	138	32
Ending Balance	186	51
Ending balance individually evaluated for impairment		5
Ending balance collectively evaluated for impairment	186	46
Loans, Ending balance individually evaluated for impairment		5
Loans, Ending balance collectively evaluated for impairment	42,276	38,356
Residential Real Estate [Member]
Summary of balance of the allowance for loan losses and the recorded investment in loans
Beginning balance	956	643
Charge Offs	(129)	(248)
Recoveries	86	700
Provision	175	(139)
Ending Balance	1,088	956
Ending balance individually evaluated for impairment	386	280
Ending balance collectively evaluated for impairment	702	676
Loans, Ending balance individually evaluated for impairment	2,683	2,074
Loans, Ending balance collectively evaluated for impairment	85,176	85,582
Home Equity & Consumer [Member]
Summary of balance of the allowance for loan losses and the recorded investment in loans
Beginning balance	599	401
Charge Offs	(484)	(460)
Recoveries	69	21
Provision	655	637
Ending Balance	839	599
Ending balance individually evaluated for impairment	195	212
Ending balance collectively evaluated for impairment	644	387
Loans, Ending balance individually evaluated for impairment	682	543
Loans, Ending balance collectively evaluated for impairment	49,541	50,138
Other [Member]
Summary of balance of the allowance for loan losses and the recorded investment in loans
Beginning balance	139	128
Charge Offs	(28)
Recoveries	6	6
Provision	(14)	5
Ending Balance	103	139
Ending balance collectively evaluated for impairment	103	139
Loans, Ending balance collectively evaluated for impairment	148	216
Unallocated [Member]
Summary of balance of the allowance for loan losses and the recorded investment in loans
Beginning balance	(10)	30
Charge Offs
Recoveries	1
Provision	8	(40)
Ending Balance	(1)	(10)
Ending balance collectively evaluated for impairment	(1)	(10)
Loans, Ending balance collectively evaluated for impairment